Stock-Based Compensation - Tender Offers Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Nov. 30, 2019 USD ($) $ / shares	Mar. 31, 2021 USD ($) grantee $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) grantee shares	Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds			$ 3,000,000
Stock acquired (in shares) | shares	4,200,000
Share price (in usd per share) | $ / shares						$ 23.23
Stock-based compensation expense (recovery)	$ 46,000					$ 49,000	$ 214,000	$ 63,000
Stock sold, stock price (in usd per share) | $ / shares			$ 23.23
Tender Offer liability, current									$ 133,000
Reclassification to additional paid in capital, termination of Tender Offer					$ 133,000
Tender offer		$ 922,000
Tender offer, share price (in usd per share) | $ / shares		$ 23.23		$ 23.23
Stock acquired, share price (in usd per share) | $ / shares	$ 23.23
Reduction to additional paid in capital, share repurchase	$ 46,000
Stock repurchase liability, current		$ 93,000		$ 93,000
Tender Offer awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery)							0	8,000
Reduction of additional paid in capital, cost recognition						0	0	$ 1,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards modified (in shares) | shares				490,837				393,064
Awards modified, number of grantees | grantee				1,774				659
Incremental compensation cost				$ 2,000				$ 1,000
2020 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery)						$ 0	$ 0	$ 9,000